Short -Term Debt (Details) - Schedule of Short-Term Debt ¥ in Thousands, $ in Thousands	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 CNY (¥)
Schedule of Short-Term Debt [Abstract]
Short-term debt	¥ 44,432	$ 6,090	¥ 6,544